Recoverable taxes - Summary (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Tax Receivables and Payables [Line Items]
IRPJ/CSLL – prepayments and withheld taxes	R$ 482,318	R$ 464,188
PIS/COFINS – on acquisitions of property, plant and equipment	124,603	93,866
PIS/COFINS – operations	740,609	699,717
PIS/COFINS – exclusions from ICMS	435,676	443,210
ICMS – on acquisitions of property, plant and equipment	425,342	432,793
ICMS – operations	1,470,445	1,470,949
Reintegra program	78,442	64,077
Recoverable Taxes, Other Taxes and Contributions	57,855	45,821
Provision for Impairment of Value Added Tax on Sales and Services credits	(1,430,988)	(1,452,435)	R$ (1,103,807)
Tax Assets	2,384,302	2,262,186
Recoverable taxes	986,254	888,539
Recoverable taxes	R$ 1,398,048	R$ 1,373,647